BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (Calculation of the purchase consideration) (Details) $ in Thousands, $ in Thousands	Jun. 18, 2021 HKD ($)	Jun. 18, 2021 USD ($)	Apr. 15, 2021 USD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 USD ($)
Business Acquisition [Line Items]
Total allocated purchase price			$ 85,128
Loto Interactive
Business Acquisition [Line Items]
Exchange rate				0.1286	0.1286
Re-measurement of the fair value of previously-held equity interest				$ 79,280	$ 10,200
Purchase price at acquisition close on March 31, 2021	$ 26,224	$ 3,378		105,000	13,503
Fair value of noncontrolling shareholders				155,715	20,029
Total allocated purchase price				$ 339,995	$ 43,732